Financial Assets and Financial Liabilities - Schedule of Foreign Currency Risk (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
US | Change in Exchange Rate +5%
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Change in exchange rate	5.00%	5.00%	5.00%
Effect on profit (loss) before tax	¥ (608)	¥ (1,302)	¥ (924)
US | Change in Exchange Rate -5%
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Change in exchange rate	(5.00%)	(5.00%)	(5.00%)
Effect on profit (loss) before tax	¥ 608	¥ 1,302	¥ 924
HK | Change in Exchange Rate +5%
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Change in exchange rate	5.00%	5.00%	5.00%
Effect on profit (loss) before tax		¥ 1,672	¥ (141)
HK | Change in Exchange Rate -5%
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Change in exchange rate	(5.00%)	(5.00%)	(5.00%)
Effect on profit (loss) before tax		¥ (1,672)	¥ 141